TYPE				13F-HR
PERIOD				03/31/07
FILER
		CIK		0001352512
		CCC		w#oyst6t
SUBMISSION-CONTACT
		NAME		JANET M. HEWLETT
		PHONE		248-433-4000


                       UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: MARCH 31, 2007
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		AZIMUTH CAPITAL MANAGEMENT LLC
		ADDRESS		260 E. LONG LAKE ROAD, SUITE 160
				BLOOMFIELD HILLS, MI 48304

		13F FILE NUMBER
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:		Janet M. Hewlett
		--------------------------
Title:		Senior Managing Director
		& Chief Compliance Officer
                --------------------------
Phone:		248-433-4000
                --------------------------

Signature,		Place,			and Date of Signing
Janet M. Hewlett	Bloomfield Hills, MI	MAY 07, 2007

Report Type	[X]	13F HOLDINGS REPORT
		[ ]	13F NOTICE
		[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		0
						----------
Form 13F Information Table Entry Total		72
						----------
Form 13F Information Table Value Total		$144,273
						----------
						(thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206r102     4166   105648 SH       Sole                   102248              3400
Adobe Systems Inc              COM              00724f101     2270    54435 SH       Sole                    52910              1525
Aflac Inc.                     COM              001055102     1505    31980 SH       Sole                    30705              1275
Alcon Inc                      COM              h01301102      410     3110 SH       Sole                     3110
American Express               COM              025816109     2840    50350 SH       Sole                    48150              2200
American Int'l Group           COM              026874107     2991    44500 SH       Sole                    42750              1750
Apache Corp                    COM              037411105      793    11215 SH       Sole                    10790               425
Apple Computer Inc             COM              037833100      693     7455 SH       Sole                     7105               350
Baker Hughes Inc               COM              057224107      613     9265 SH       Sole                     8965               300
Cardinal Health                COM              14149y108     1699    23295 SH       Sole                    22420               875
Charles Schwab Corp            COM              808513105      570    31160 SH       Sole                    29585              1575
Cisco Systems Inc              COM              17275r102     3219   126090 SH       Sole                   121640              4450
Citigroup Inc                  COM              172967101     4553    88687 SH       Sole                    85912              2775
Coca-Cola Co                   COM              191216100     4802   100050 SH       Sole                    97900              2150
Comcast Corp Cl A              COM              20030n101     3144   121166 SH       Sole                   116541              4625
Costco Wholesale               COM              22160k105      223     4150 SH       Sole                     3700               450
DPL Inc                        COM              233293109     1678    53970 SH       Sole                    51945              2025
E.I. du Pont                   COM              263534109     2823    57105 SH       Sole                    54855              2250
Eli Lilly & Co                 COM              532457108     1226    22820 SH       Sole                    21970               850
Exxon Mobil Corp               COM              30231g102     4608    61070 SH       Sole                    58720              2350
Family Dollar Stores           COM              307000109     2875    97070 SH       Sole                    93320              3750
FedEx Corp                     COM              31428x106     1858    17295 SH       Sole                    16520               775
General Dynamics               COM              369550108     1468    19210 SH       Sole                    18485               725
General Electric Co            COM              369604103     6308   178398 SH       Sole                   173048              5350
General Mills Inc              COM              370334104     3151    54130 SH       Sole                    52105              2025
Goldman Sachs Grp              COM              38141g104     1033     5000 SH       Sole                     5000
Google Inc Cl A                COM              38259p508     1962     4282 SH       Sole                     4147               135
Groupe Danone ADR              COM              399449107     1996    55885 SH       Sole                    53810              2075
Hewlett-Packard Co             COM              428236103     1448    36076 SH       Sole                    34351              1725
IBM                            COM              459200101     2940    31194 SH       Sole                    29944              1250
Illinois Tool Works            COM              452308109     1430    27720 SH       Sole                    26695              1025
Int'l Paper Co                 COM              460146103     1609    44200 SH       Sole                    42600              1600
Intel Corp                     COM              458140100     2806   146700 SH       Sole                   141050              5650
JP Mrgn Chase & Co             COM              46625h100     3042    62885 SH       Sole                    60485              2400
Japan Index (ETF)              COM              464286848      188    12925 SH       Sole                    12925
Johnson & Johnson              COM              478160104     3121    51785 SH       Sole                    49910              1875
Lockheed Martin                COM              539830109     1484    15300 SH       Sole                    14525               775
Medtronic Inc                  COM              585055106      472     9625 SH       Sole                     8625              1000
Mellon Financial Corp          COM              58551a108     3269    75785 SH       Sole                    73110              2675
Merck & Co Inc                 COM              589331107     3150    71305 SH       Sole                    68605              2700
Microsoft Corp                 COM              594918104     4743   170175 SH       Sole                   164150              6025
Millipore Corp                 COM              601073109     3222    44460 SH       Sole                    42835              1625
Molex Inc                      COM              608554101     2330    82630 SH       Sole                    79705              2925
NII Holdings Inc               COM              62913f201      274     3700 SH       Sole                     3700
Nabors Industries Ltd          COM              g6359f103     1186    39960 SH       Sole                    38360              1600
Nestle SA ADR                  COM              641069406      246     2535 SH       Sole                     2535
PNC Financial                  COM              693475105     3024    42020 SH       Sole                    40420              1600
Paychex Inc                    COM              704326107     1637    43230 SH       Sole                    41530              1700
Pearson Plc-Spn ADR            COM              705015105      326    19025 SH       Sole                    19025
Pepsico Inc                    COM              713448108     3109    48910 SH       Sole                    47060              1850
Pfizer Inc                     COM              717081103      409    16173 SH       Sole                    14573              1600
Philips Electronics            COM              500472303      211     5525 SH       Sole                     5525
Praxair Inc                    COM              74005p104     1372    21793 SH       Sole                    20718              1075
Procter & Gamble Co            COM              742718109     4478    70893 SH       Sole                    68218              2675
QIAGEN N.V.                    COM              n72482107      270    15725 SH       Sole                    15725
ResMed Inc                     COM              761152107     1818    36095 SH       Sole                    34670              1425
Southwest Airlines             COM              844741108     1049    71385 SH       Sole                    68110              3275
State Street Corp              COM              857477103     2838    43825 SH       Sole                    42025              1800
Stryker Corp                   COM              863667101      468     7050 SH       Sole                     7050
Sysco Corp                     COM              871829107     2827    83560 SH       Sole                    80360              3200
Target Corp                    COM              87612e106     1888    31860 SH       Sole                    30735              1125
Texas Instruments              COM              882508104      886    29435 SH       Sole                    28135              1300
Tiffany & Co                   COM              886547108     1466    32240 SH       Sole                    30940              1300
Time Warner Inc                COM              887317105     2743   139115 SH       Sole                   133615              5500
Wal-Mart Stores Inc            COM              931142103     2902    61805 SH       Sole                    59705              2100
Waters Corp                    COM              941848103      213     3675 SH       Sole                     3675
Willis Group                   COM              g96655108     1505    38025 SH       Sole                    36550              1475
Wyeth                          COM              983024100     3083    61630 SH       Sole                    60455              1175
Zions Bancorporation           COM              989701107     1525    18045 SH       Sole                    17445               600
iShares MCSI EAFE Index        COM              464287465      556     7285 SH       Sole                     7285
iShares-Biotech                COM              464287556      318     4200 SH       Sole                     4200
iShares-Russell 1000           COM              464287622      913    11795 SH       Sole                    11795